Trade and Other Receivables	12 Months Ended
Jan. 31, 2019
Trade and other receivables [abstract]
Trade and Other Receivables

12	Trade and Other Receivables

		31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
CURRENT
Trade receivables		7,789	9,982	26,499
Provision for impairment	(a)	(609)	(326)	(537)
		7,180	9,656	25,962
Prepayments		2,280	1,792	1,779
Other receivables		183	1,717	349
Total current trade and other receivables		9,650	13,165	28,090

Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.

(a)	Impairment of receivables

The Group applies the simplified approach to providing for expected credit losses prescribed by AASB 9, which permits the use of the lifetime expected loss provision for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The loss allowance provision as at 31 January 2019 is determined as follows, the expected credit losses incorporate forward looking information.

31 January 2019	0 - 30 days	31 - 60 days	60 - 90 days	> 90 days overdue	Total
Expected loss rate (%)	-	-	-	48.40
Gross carrying amount ($)	5,577	852	101	1,259	7,789
ECL provision	-	-	-	609	609

Reconciliation of changes in the provision for impairment of receivables is as follows:

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s
Balance at beginning of the period (calculated in accordance with AASB 139)	(326)	(537)	(268)
Amount restated through opening retained earnings on adoption of AASB 9	-	-	-
Opening impairment allowance calculated under AASB 9	(326)	(537)	(268)
Additional impairment loss recognised	-	-	-
Amounts written off as uncollectable
Directly to P&L	-	-	-
Movement through provision	(1,037)	(92)	(364)
Unused amounts reversed	772	316	80
Foreign exchange movement	(18)	(13)	15
Balance at end of the period	(609)	(326)	(537)

The Group measures the loss allowance for trade receivables at an amount equal to lifetime expected credit loss (ECL). The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

The Group has recognised a loss allowance of 48.40% against identifiable receivables at risk in excess of 90 days because historical experience has indicated that these receivables are generally not recoverable.

There has been no change in the estimation techniques or significant assumptions made during the current reporting period.

The Group writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, whichever occurs first.

(b)	Aged analysis

The ageing analysis of receivables is as follows:

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
0-30 days	5,577	7,945	14,883
31-60 days	852	335	2,566
61-90 days (past due not impaired)	101	489	2,166
61-90 days (considered impaired)	-	-	-
91+ days (past due not impaired)	3,295	1,213	6,884
91+ days (considered impaired)	(2,036)	-	-
	7,789	9,982	26,499

(c)	Transferred receivables

During the periods ended 31 January 2018 and 31 January 2017 the carrying amounts of the trade receivables included receivables which were subject to a bank funding arrangement. Under this arrangement, Bendon had transferred the relevant receivables to BNZ in exchange for cash and is prevented from selling or pledging the receivables. However, Bendon has retained credit risk. The group therefore continues to recognise the transferred assets in their entirety in the balance sheet. The amount repayable under the factoring agreement is presented as secured borrowings.

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
Transferred receivables	-	9,790	11,649